Exhibit 99.31

JPMMT 2026-NQM4 JPMorgan

Opus Capital Markets Consultants, LLC

5718 Westheimer Road – Suite 1000 | Houston, TX 77057 | www.opuscmc.com | 224.632.1300

Narrative JPMMT 2026-NQM4

Executive Narrative

July 07, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

JPMorgan

The report summarizes the results of a due diligence review performed on a pool of three hundred thirty-eight (338) loans, provided by JPMorgan Chase Bank, National Association, as successor by merger to J.P. Morgan Mortgage Acquisition Corp. (“Customer”) who provided Opus Capital Markets Consultants, LLC (“Consultant”) with a data tape, from which 100% of the loan population was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit and compliance review of all loans.

As detailed herein, the pool contains three hundred thirty-eight (338) credit and compliance loans identified as twelve (12) Non-QM loans, and three hundred twenty-seven (327) ATR/QM: Exempt loans, of which three hundred twenty-six (326) are DSCR loans and one (1) is a Business Purpose loans. The three hundred thirty-two (332) loans were re-underwritten in accordance with the lender guidelines described herein.

Credit Review

Credit Qualification

A re-underwriting review was conducted in order to verify that the requisite underwriting guidelines as specified by Client are met. Confirmation of the loan terms was performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)	Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client-provided underwriting guidelines.

c)	Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client-provided underwriting guidelines.

d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client-provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

e)	Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client-provided underwriting guidelines and regulatory requirements.

f)	Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client-provided underwriting guidelines.

g)	Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client-provided underwriting guideline and regulatory requirements.

h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client-provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client-provided underwriting guidelines.

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j)	Compensating Factors: Verify exceptions to the Client-provided underwriting guidelines are documented and reasonable.

Document Review

Document Review

A review of each loan file was performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

●	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

●	Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

●	Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recorded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

●	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

●	Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

●	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

●	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

●	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination

●	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

●	Loan Application: Verify the presence and completeness of both the initial and final loan applications.

●	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

●	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client-provided underwriting guidelines.

●	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

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●	Letters of Explanation: When Letters of Explanation are required by the Client-provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

●	Gift Letters: When Gift Letters are required by the Client-provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

●	Income Documentation: Verify the presence of income and employment related documentation required by the Client-provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

●	Asset Documentation: Verify the presence of asset documentation required by the Client-provided underwriting guidelines in the loan file.

●	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client-provided underwriting guidelines.

●	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client-provided underwriting guidelines.

Regulatory Compliance

For each applicable Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.	The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:
a.	For Right of Rescission
i.	A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).
A.	This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.
B.	A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.
b.	For TILs (Application Dates prior to 10/3/2015)
i.	Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.	Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;
c.	For TRID Disclosures (Application Dates on or after 10/3/2015)
i.	Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;

ii.	Review the required sections of each LE to ensure they were populated in accordance with the TRID Rules. If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations was based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;

iii.	Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3)

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1 These “material” disclosures include, but are not limited to, the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

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business days prior to consummation;
iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.	Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.	The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.	Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.	Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e)) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.)); and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

6.	The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.	The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;
8.	The appraisal and valuation requirements of TILA and the Equal Credit Opportunity Act, as implemented by Regulation Z, 12 C.F.R. 1026.35 and Regulation B, 12 C.F.R. 1002.14, respectively;

9.	The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.	The escrow requirements of TILA and RESPA, as implemented by Regulation Z, 12 C.F.R 1026.35, and Regulation X, 12 C.F.R 1024.17, respectively;

11.	The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”;

12.	Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect;

13.	For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification; and

14.	Documentation. Review of the following documents for regulatory compliance:
a.	Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.	If the loan is in an escrow state, the HUD-1 was considered final as follows:
A.	HUD-1 is marked Final;
i.	If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii.	There should be no markings indicating that the HUD-1 is estimated.
B.	HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.	If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.	Final Truth in Lending Disclosure (“TIL”), if applicable
c.	Loan Estimate, if applicable
i.	The Loan Estimate in was considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.
d.	Closing Disclosure, if applicable
i.	The Closing Disclosure in the loan file was considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may

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contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.
e.	Notice of Right to Cancel (if applicable)
f.	Initial TIL, if applicable
g.	Good Faith Estimate (“GFE”), if applicable
h.	Note
i.	Mortgage/Deed of Trust
j.	FACTA disclosures
k.	Third Party Fees
i.	Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.
ii.	CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.
iii.	Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed was assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.	For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification. For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.	For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.	For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).

a. Qualified Mortgage:

i.	For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately. Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.	For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.

b. Ability to Repay:

i.	The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the

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loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.
1.	Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.	Current employment status
3.	Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.
4.	Monthly payment on any simultaneous loans secured by the subject property.
5.	Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.	Debts, alimony, and child support obligations
7.	Monthly debt-to-income ratio or residual income
8.	Credit history
ii.	For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.	Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)	Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)	Seasoning and Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

●	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
○	Confirm the presence of the Servicing Transfer Disclosure form in file
○	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

●	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
○	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.
○	Confirm the Home Loan Tool Kit is provided within three general business days of application

●	Affiliated Business Disclosure

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○	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements
○	Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Consultant reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) was referred to affiliates for provision of third party services)
○	Confirm the Affiliated Business Disclosure is executed.

●	Initial Escrow Disclosure Statement
○	Confirm the presence of the Initial Escrow Disclosure Statement in file
○	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

Equal Credit Opportunity Act (Regulation B)

●	Confirm the lender has provided the borrower a disclosure of the right to receive a copy of appraisals within three (3) business days of application. This disclosure requirement may be met by disclosure on the Loan Estimate pursuant to 12 CFR § 1026.27(m)(1).
●	Confirm that the lender has provided (delivered) copies of appraisals and all other written valuations (as disclosed to the borrower on the HUD-1 and/or contained in the Mortgage Loan File) to the borrower at least three (3) business days prior to consummation Opus uses the following test: Was appraisal/valuation documentation processed at least 6 days prior to account opening/ consummation date (3 day rule plus 3 days mailing time)?
●	For a borrower that has waived the 3-business day disclosure requirement, confirm that the borrower has either (1) signed the waiver at least three (3) business days prior to consummation or (2) has signed an acknowledgment that the waiver occurred at least three (3) business days prior to consummation. Additionally, confirm that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

Fair Credit Report Act (Regulation V)

●	Confirm that the lender has provided the borrower the risk-based pricing notice (as required by 12 CFR § 1022.73) or credit score disclosure (as required by 12 CFR § 1022.74(d)), as applicable; (a) If the lender has provided the risk-based pricing notice, confirm the disclosure was provided before consummation, but not earlier than the approval decision was communicated to the consumer; and (b) If the lender has provided the credit score disclosure, confirm the disclosure was provided before consummation.
●	Confirm that the lender has provided a copy of the disclosure of credit score and the Notice to Home Loan Applicant (as required by 15 U.S.C. § 1681g) before consummation.

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

●	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

●	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

●	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.

●	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq.

●	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.

●	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).

●	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.

●	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).

●	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

●	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

●	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.

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●	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.

●	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).

●	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

●	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.

●	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).

●	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.

●	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.

●	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.

●	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann. Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

●	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.

●	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.

●	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.

●	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.

●	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.

●	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

●	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).

●	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et.seq., as amended from time to time.

●	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.

●	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

●	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).

●	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.

●	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.

●	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.

●	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.

●	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

●	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.

●	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.

●	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

●	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.

●	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.

●	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01

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et seq.

●	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004-618, Muni. Code §§ 201.01 et seq.

●	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.

●	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9-1 et seq.

●	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

●	Rhode Island Home Loan Protection Act, R.I. Gen. L. 34-25.1-2 et seq., as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

●	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.

●	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

●	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.

●	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.

●	Section 50(a)(6), Article XVI of the Texas Constitution

●	Section 50(f)(2), Article XVI of the Texas Constitution

●	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.

●	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

●	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

●	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.

●	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.

●	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.

●	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).

●	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.

●	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.

Flood Insurance Testing

National Flood Insurance Program (NFIP)

Each mortgage loan was reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

Homeowner’s Flood Affordability Act (HFIAA)

Each mortgage loan made by an FDIC-supervised institution or servicer acting on its behalf shall require the escrow of all premiums and fess for flood insurance for any designated loan secured by residential improved real estate or a mobile home, made, increased, extended or renewed on or after January 1, 2016.

Frequency – Payable with same frequency as payments designated for the loans

Exceptions

●	Loan is an extension of credit primarily for business, commercial or agricultural purposes

●	Loan is in a subordinate position to a senior lien secured by the same residential improved real estate or mobile for which the borrower has obtained flood insurance

●	Flood Insurance coverage for the residential real estate is provided by a policy that

Narrative JPMMT 2026-NQM4

a.	Meets requirements
b.	Provided by a condominium association, cooperative or other applicable group and
c.	The premium for which is paid by the condominium associate, cooperative, homeowners association, or other group as a common expense.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

1) Misrepresentation Review and Valuation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

●	Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.
●	Alerts: Assess credit report alerts for accuracy and potential issues.
●	Social Security Numbers: Compare SSN(s) across all file documents.
●	Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.
●	Data Consistency: Review the documents contained in the loan file for consistency of data.
●	Third Party Fraud Tools: To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. i) Consultant will perform the following steps.

●	Property is complete
●	Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities
●	Property is described as average or better condition
●	No apparent appraiser independence violation statements
●	Appraisal addresses any adverse comments
●	Appraisal is completed on appropriate GSE Forms
●	Appraisal contains required attachments
●	Appraiser was appropriately licensed at the time the appraisal was signed

Valuation Waterfall and Products

Agency Eligible Loan Programs

●	PIW
1.	All PIW loans: AVM
2.	If AVM <90% of origination value: BPO
3.	If BPO <90% of origination value: Stip for Seller to order Field Review/2055 or Appraisal.
●	If FHLMC Rep &Warrant Relief NOT Eligible for FNMA CU >2.5
1.	All: Desk Review (w/value conclusion)
2.	If Desk Review < 90% of origination value: Stip for Seller to order a Filed Review/2055 of second appraisal.

Jumbo Loan Programs

●	If only 1 appraisal and no desk review: Stip for Seller to order a Desk Review (w/value conclusion)
●	If guidelines required 2 appraisals, but only 1 appraisal provided; Stip for Seller to order second appraisal
●	If desk review indicated a value lower than the appraisal; Stip for Seller to order BPO and value reconciliation.

Seasoned Loan Updated

a)	Updated AVM: An Automated Valuation Model (“AVM”) was ordered on each property. If the resulting value of the AVM is in aggregate less than 90% of the value reflected on the original appraisal, or if no results are returned, an Appraisal Desk Review was ordered on the property.

Narrative JPMMT 2026-NQM4

b)	Appraisal Desk Review: If the resulting value for the PVO is less than 90% of the value reflected on the original appraisal, or if no results are returned, a Broker Price Opinion (BPO) was ordered on the property.
c)	BPO: If the resulting value of the BPO is less than 90%of the value reflected on the original appraisal, an appraisal field review may be ordered on the property

The criteria set forth in this section titled “Valuation Waterfall and Products”: are subject to change by RMC at any time.

Value Review Disclaimer

●	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.
●	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.
●	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
●	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal in a property located in an area that is designated as IA (Individual Assistance) or IH (Individual and Household Assistance), Consultant will review the file to determine if an exterior inspection to ensure:

●	No apparent damage to the property
●	Property appears to be occupied

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

●	Appraised Value
●	CLTV
●	DTI
●	FICO
●	Interest Only
●	Interest Rate
●	Loan Term
●	Loan Purpose
●	LTV
●	Occupancy
●	Original Balance
●	Property Address
●	Property City
●	Property State
●	Property Type
●	Sales Price
●	Second Mortgage Lien Amount
●	Self Employed
●	Units
●	Zip Code
●	Loan Type
●	QM Status

Rating Agency Grading Criteria

Fitch Ratings Grading Criteria

Narrative JPMMT 2026-NQM4

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus Grading Criteria

1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews, and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15-E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

Opus Credit Grades

●	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.
●	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator’s underwriting guidelines and there are sufficient compensating factors for any exceptions.
●	Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator’s underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus Property Grades

●	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.
●	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.
●	Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus Compliance Grades

●	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.
●	Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower’s obligation under the loan documents and will not result in assignee liability to the investor.
●	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

Narrative JPMMT 2026-NQM4

REDACTED INFORMATION

●	Borrower Name
●	Co-Borrower Name
●	SSNs
●	Property Address, City, County, MSA, Zip
●	Mailing Address
●	Account Number, including Originator and Servicer Loan Number
●	Origination Date
●	Names of Borrowers or any other Individuals
●	Company and Entity Names
●	Financial Institution Names
●	Job Position Titles
●	Any Address
●	Any Location Information (other than state), including City, County, MSA and Zip
●	Account Numbers of any type
●	Insurance Claim Numbers
●	Insurance Policy Numbers
●	Foreclosure Action dates and Case Numbers
●	Bankruptcy Action dates and Case Numbers
●	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

DSCR Loan Review

A re-underwriting review was conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Underwriting Guidelines”) were met. Confirmation of the loan terms were performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines consisted of the following:

Borrower Underwriting:

●	Borrower Liquidity: Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.
●	Credit / Background Check: Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.
●	Property management questionnaire: Review the questionnaire to confirm management experience meets Underwriting Guidelines.
●	Borrowing Entity: Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).
●	Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits: Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.
●	Permitted Loan Terms: Confirm the loan terms are eligible per the Underwriting Guidelines.
●	Property Requirements and Market Requirements: Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.
●	DSCR—ensure components of Debt Service Coverage Ratio are identified correctly: Recalculation of DSCR

Title Insurance Requirements are met per Guidelines only as follows

●	Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.
●	Condominium Eligibility: Confirm Condo Master Policy is present and meets the Underwriting Guidelines
●	Property Insurance: Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.
●	Preliminary/Commitment Title: Review and confirm first lien holder position, validate no loan file discrepancies,

Narrative JPMMT 2026-NQM4

delinquent taxes, and/or additional liens at time of consummation.

Credit Document Check

●	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
●	Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.
●	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.
●	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
●	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
●	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.
●	Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.
●	Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Compliance

●	No compliance testing for the DSCR review.

Narrative JPMMT 2026-NQM4

Pool Details

Purpose		
Type	Count	% of Pool
Cash out Refi	87	25.74%
Purchase	184	54.44%
Rate / Term Refi	67	19.82%
Total	**338**	**100.00%**

Property Type		
Type	Count	% of Pool
Single Family Detached	235	69.53%
Co-op	0	0.00%
Condo, Low Rise	24	7.10%
Condo, High Rise	0	0.00%
PUD	23	6.80%
1 Family Attached	23	6.80%
2 Family	22	6.51%
3 Family	5	1.48%
4 Family	3	0.89%
5-10 Unit Multi-Family	3	0.89%
Total	**338**	**100.00%**

Occupancy		
Type	Count	% of Pool
Primary Residence	11	3.25%
Second Home	1	0.30%
Investment Property	326	96.45%
Total	**338**	**100.00%**

Product Type		
Type	Count	% of Pool
Fixed	337	99.70%
ARM	1	0.30%
Total	**338**	**100.00%**

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Tape Discrepancies

Data Element	Count	Accuracy
Borrower 1 Last Name	14	95.86%
Borrower 1 SSN	1	99.70%
Borrower 2 Citizen	1	99.70%
Borrower 2 SSN	1	99.70%
Borrower 3 Citizen	1	99.70%
Borrower 3 First Name	1	99.70%
Borrower 3 Last Name	1	99.70%
Borrower 3 SSN	1	99.70%
Interest Only Flag	1	99.70%
Loan Purpose	2	99.41%
Loan Type	314	7.10%
Note Date	1	99.70%
Number of Units	1	99.70%
Prepayment Penalty Flag MTrade	6	98.22%
Prepayment Period MTrade	4	98.82%
Property Address	6	98.22%
Property Zip Code	1	99.70%
Qualifying CLTV	17	94.97%
Qualifying FICO	23	93.20%
Qualifying LTV	17	94.97%
Qualifying Total Debt Income Ratio	1	99.70%
Sales Price	1	99.70%
Total Number of Loans	338

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were thirty-six (36) obligors with multiple loans in the pool.

Property Inspection Waivers: No loans with a Property Inspection Waiver (PIW).

Narrative JPMMT 2026-NQM4

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

 Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Narrative JPMMT 2026-NQM4

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Narrative JPMMT 2026-NQM4

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated July 1, 2026.

Narrative JPMMT 2026-NQM4

Loans Reviewed (338)

305029150	304889896	304898972	305024430	305044795	305028966	305013316	304897331
305057750	305099136	305094835	305094805	305094804	305087764	305094491	305079697
305056701	305059102	305051462	305089863	305042231	305049919	305042224	305051129
305119776	305060702	305133593	305079286	305108132	305126278	305126275	305091914
304845385	304909048	305100296	305026210	305104162	304891144	304897363	304897362
304893417	304893415	304893475	305077123	304898879	304909835	304909833	305024993
305031301	305024000	305077695	305137091	305063302	305073585	305029694	305028383
305076899	305094560	305073526	305074651	305040507	305051446	305051369	305057861
305052327	305079321	305078466	305057811	305070042	305052638	305074634	305061544
305054679	305102242	305089926	305079234	305064048	305056909	305078250	305106121
305075890	305058330	305076218	305106120	305106119	305073525	305071578	305100998
305061000	305078249	305069144	305062310	305077119	305064043	305063366	305077118
305077117	305124558	305064975	305088323	305075889	305103544	305064138	305075886
305074632	305079861	305084673	305070035	305075885	305066759	305066755	305085891
305074677	305083142	305067565	305091043	305069967	305069966	305079232	305077179
305077691	305099163	305076213	305104136	305094511	305091138	305071219	305100570
305071215	305074529	305120513	305077115	305076209	305091042	305079859	305076208
305082983	305076273	305078902	305089891	305078901	305077685	305078238	305078237
305080623	305078233	305079782	305098058	305078895	305078931	305085981	305079357
305079356	305103542	305099162	305082979	305087687	305099160	305086716	305078240
305084600	305084666	305100567	305101360	305129305	305129256	305129255	305104210
305100294	305074631	305119678	305087679	305087678	305088099	305091035	305103896
305103540	305088268	305089724	305133106	305088394	305088392	305088446	305088575
305122397	305091909	305089885	305091034	305101359	305120043	305091130	305120511
305122593	305091907	305091970	305094505	305091969	305094503	305094825	305094824
305094869	305094983	305094927	305098489	305096874	305106117	305100993	305120509
305103894	305100565	305126369	305103893	305100562	305137090	305107633	305122454
305102453	305104128	305125623	305134915	305122592	305104127	305108147	305122392
305130741	305108145	305136609	304871397	304907213	305027291	305028381	305026488
305013352	305023998	305030924	305053422	305058328	305058326	305037856	305033669
305044589	305057844	305060659	305062303	305071570	305076266	305061076	305060652
305077103	305104126	305101356	305102872	305101441	305101440	305101439	305101355
305101438	305102871	305101437	305101436	305076204	305073574	305064384	305120033
305078890	305126363	305094499	305120500	305099153	305122590	305078889	305078928
305104309	305080611	305079220	305079219	305079443	305099151	305100288	305089719
305083342	305101354	305089882	305098045	305098044	305100286	305120498	305103305
305089717	305103601	305122386	305091030	305091298	305094976	305094921	305102451
305101353	305107627	305098362	305104124	305122450	305107626	305102866	305125617
305126991	305120496	305104204	305104119	305124604	305120493	305089948	305056697
305129442	305071244	305071206	305077677	305129436	305057464	305058321	305084731
305129431	305079723	305078926	305096906	305129370	305078764	305088379	305057457
305108116	305078846	305064025	305057835	304868677	304868675	305030391	305030291
305030018	305088658

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com

Narrative JPMMT 2026-NQM4